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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ];  Amendment Number:_________
       This Amendment (Check only one.): [   ] is a restatement
                                         [   ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:     Manulife Financial Corporation
Address:  200 Bloor Street, East - NT 11
          Toronto, Ontario, Canada M4W 1E5


Form 13F File Number: NOT YET ASSIGNED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard A. Lococo
Title:  SVP & Deputy General Counsel
Phone:  416-926-6620

Signature, Place and Date of Signing:


Richard A. Lococo         Toronto, Ontario, Canada             November 11, 2005
-----------------         -------------------------            -----------------
  [Signature]             [City, Province, Country]                  [Date]

Report Type (check only one.):

[  ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

              Form 13F File Number                 Name
              --------------------                 ----
              28-4428                              The Manufacturers Life Insurance Company

              28-10490                             MFC Global Investment Management (USA) Limited

              28-03983                             John Hancock Life Insurance Company

              28-03222                             John Hancock Advisers Inc.

              28-01714                             Independence Investment, LLC

              28-03673                             Sovereign Asset Management Corporation